Document and Entity Information	Jun. 24, 2025
Cover [Abstract]
Entity Registrant Name	NATURES SUNSHINE PRODUCTS INC
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0000275053
Document Type	8-K
Document Period End Date	Jun. 24, 2025
Entity Incorporation State Country Code	UT
Entity File Number	001-34483
Entity Tax Identification Number	87-0327982
Entity Address, Address Line One	2901 West Bluegrass Blvd.
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Lehi
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84043
City Area Code	(801)
Local Phone Number	341-7900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	NATR
Entity Emerging Growth Company	false